Annual Total Returns[BarChart] - INVESCO CORPORATE BOND FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.89%	11.44%	(0.05%)	8.00%	(1.62%)	8.05%	7.26%	(4.15%)	15.76%	11.41%